Note Receivable (Details) - Schedule of Note Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Note Receivable [Abstract]
Principal amount of note receivable		$ 60,000	$ 60,000
Accrued interest receivable	$ 9,600	9,600	6,010
Subtotal	69,600	69,600	66,010
Less: allowance for doubtful accounts	(69,600)	(69,600)
Note receivable – current			$ 66,010